Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
D Boral A R C Merger Corporation [Member]
Unrecognized tax benefits		$ 0
Accrued for interest and penalties		$ 0
D Boral A R C Merger Corp [Member]
Unrecognized tax benefits	$ 0
Accrued for interest and penalties	$ 0